Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policy Information [Abstract]
Schedule of Straight-Line Method Over the Estimated Useful Life of the Asset	Depreciation is calculated using the straight-line method over the estimated useful life of the asset as follows:
Machinery and equipment	6 – 10 years (primarily 10)
Leasehold improvements and furniture	7 – 14 years
Computers and programs	3 years